S-K 1603, SPAC Sponsor; Conflicts of Interest	Feb. 24, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

	Interest in Securities	Other Compensation

Sponsor

The Sponsor and Spring Valley’s independent directors paid an aggregate of $25,000 to cover certain pre-IPO expenses, in exchange for the issuance of the Spring Valley Founder Shares, or approximately $0.003 per share. In connection with the closing of the Spring Valley IPO, the Sponsor purchased 4,490,555 Spring Valley Private Warrants for an aggregate purchase price of $4,041,500. At the Closing, pursuant to the Sponsor Support Agreement, the Sponsor will forfeit 1,000,000 Spring Valley Founder Shares and, in connection therewith, Spring Valley agreed to issue to the Sponsor an aggregate of 1,000,000 New GF Earnout Shares, and the Sponsor agreed to transfer an aggregate of 1,250,000 Spring Valley Founder Shares to certain investors in General Fusion’s most recent SAFEs.

Spring Valley has agreed to reimburse the Sponsor for any out-of-pocket expenses incurred in connection with activities on Spring Valley’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with activities on Spring Valley’s behalf. As of September 30, 2025, Spring Valley has not reimbursed the Sponsor for any out-of-pocket expenses.

Spring Valley Directors and Officers

On March 28, 2025, the Sponsor and Spring Valley’s independent directors paid an aggregate of $25,000, to cover certain of offering and formation costs in exchange for an aggregate of 5,750,000 Spring Valley Founder Shares. On August 15, 2025, Spring Valley effected an approximately 1 to 1.33 share split and upon completion of the share split, each of Spring Valley’s independent directors transferred 13,333 founder shares to the Sponsor for an amount of $43.48. As a result, each of Spring Valley’s independent directors currently holds, 40,000 Spring Valley Founder Shares.

Spring Valley has agreed to reimburse its directors and officers for any out-of-pocket expenses incurred in connection with activities on Spring Valley’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by its directors and officers in connection with activities on Spring Valley’s behalf. As of September 30, 2025, Spring Valley has not reimbursed its directors and officers for any out-of-pocket expenses.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Redemption Rights

Pursuant to the Spring Valley Articles, any holders of Spring Valley Public Shares other than Sponsor or Spring Valley management may elect to have their Spring Valley Public Shares redeemed for cash at a per-share redemption price equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to Spring Valley to fund regulatory withdrawals or to pay its taxes, calculated as of two business days prior to the consummation of the Business Combination, divided by the number of then-outstanding Spring Valley Public Shares. If demand is properly made and the Business Combination is consummated, such holder of New GF Common Shares received in exchange for Spring Valley Public Shares pursuant to the Business Combination Agreement will hold only the right to receive its pro rata share of the aggregate amount on deposit in the Trust Account which holds a portion of the proceeds of the Spring Valley IPO and the sale of the Spring Valley Private Warrants (calculated as of two business days prior to the consummation of the Business Combination, less taxes payable). If a Spring Valley Public Shareholder exercises its redemption rights in full, then it will not own Spring Valley Public Shares or New GF Common Shares following the redemption. The redemption will take place following the Amalgamation Effective Time and, accordingly, it is New GF Common Shares that will be redeemed as promptly as practical after the Amalgamation Effective Time. You will no longer own those shares and you will have no right to participate in, or have any interest in, the future growth of New General Fusion, if any. You will be entitled to receive cash for your New GF Common Shares only if you properly and timely demand redemption. For illustrative purposes, based on the fair value of marketable securities held in the Trust Account of approximately $230,585,241 as of September 30, 2025, the estimated per share redemption price would have been approximately $10.03.

Each redemption of New GF Common Shares by Spring Valley Public Shareholders will reduce the amount in the Trust Account.

To exercise your redemption rights, you must:

•	if you hold Spring Valley Units, elect to separate your Spring Valley Units into the underlying Spring Valley Public Shares and Spring Valley Public Warrants;

•

prior to 5:00 p.m., Eastern Time on               , 2026 (two business days before the Spring Valley Shareholders’ Meeting), tender your shares physically or electronically and submit a request in writing that New General Fusion redeem your New GF Common Shares that you receive in exchange for your Spring Valley Public Shares for cash to Continental Stock Transfer & Trust Company, the Transfer Agent, at the following address:

Continental Stock Transfer & Trust Company

1 State Street, 30th Floor

New York, New York 10004

Attention: SPAC Redemption Team

Email: spacredemptions@continentalstock.com

and

•

deliver your Spring Valley Public Shares through DTC’s DWAC system to the Transfer Agent at least two business days before the Spring Valley Shareholders’ Meeting. Spring Valley Shareholders who hold their shares in street name will have to coordinate with their bank, broker or other nominee to have the shares delivered electronically. If you do not submit a written request and deliver your Spring Valley Public Shares as described above, your shares will not be redeemed.

Spring Valley Shareholders seeking to exercise their redemption rights, whether they are record holders or hold their Spring Valley Ordinary Shares in “street name” are required to either tender their certificates to the Transfer Agent prior to the date set forth in this proxy statement/prospectus, or up to two business days prior to the vote on the proposal to approve the Business Combination at the Spring Valley Shareholders’ Meeting, or to deliver their shares to the Transfer Agent electronically using DTC’s DWAC system, at such shareholder’s option. The requirement for physical or electronic delivery prior to the Spring Valley Shareholders’ Meeting ensures that a redeeming shareholder’s election to redeem is irrevocable without Spring Valley’s consent once the Business Combination is consummated.

Holders of outstanding Spring Valley Units must elect to separate their Spring Valley Units into the underlying Spring Valley Public Shares and Spring Valley Public Warrants prior to exercising redemption rights with respect to the Spring Valley Public Shares.

If you hold Spring Valley Units registered in your own name, you must deliver the certificate for such Spring Valley Units to Continental Stock Transfer & Trust Company, the Transfer Agent, with written instructions to separate such Spring Valley Units into Spring Valley Public Shares and Spring Valley Public Warrants. This must be completed far enough in advance to permit the mailing of the Spring Valley Public Share certificates back to you so that you may then exercise your redemption rights upon the separation of the Spring Valley Public Shares from the Spring Valley Units.

If a broker, dealer, commercial bank, trust company or other nominee holds your Spring Valley Units, you must instruct such nominee to separate your Spring Valley Units. Your nominee must send written instructions by facsimile to Continental Stock Transfer & Trust Company, the Transfer Agent. Such written instructions must include the number of Spring Valley Units to be split and the nominee holding such Spring Valley Units. Your nominee must also initiate electronically, using DTC’s DWAC system, a withdrawal of the relevant units and a deposit of a corresponding number of Spring Valley Public Shares and the applicable fraction of Spring Valley Public Warrants. This must be completed far enough in advance to permit your nominee to exercise your redemption rights upon the separation of the Spring Valley Public Shares from the Spring Valley Units. While this is typically done electronically on the same business day, you should allow at least one full business day to accomplish the separation. If you fail to cause your Spring Valley Units to be separated in a timely manner, you will likely not be able to exercise your redemption rights.

Prior to exercising redemption rights, Spring Valley Shareholders should verify the market price of the Spring Valley Class A Shares, as shareholders may receive higher proceeds from the sale of their Spring Valley Class A Shares in the public market than from exercising their redemption rights if the market price per share is higher than the redemption price. You may not be able to sell your Spring Valley Class A Shares in the open market, even if the market price per share is higher than the redemption price stated above, as there may not be sufficient liquidity in the Spring Valley Class A Shares when you wish to sell your shares.

If a Spring Valley Public Shareholder exercises its redemption rights in full, then it will not own Spring Valley Public Shares or New GF Common Shares following the redemption. The redemption will take place following the Amalgamation Effective Time and, accordingly, it is New GF Common Shares that will be redeemed as promptly as practical after the Amalgamation Effective Time. You will no longer own those shares and you will have no right to participate in, or have any interest in, the future growth of New General Fusion, if any. You will be entitled to receive cash for your New GF Common Shares only if you properly and timely demand redemption.

Each redemption of New GF Common Shares by Spring Valley Public Shareholders will reduce the amount in the Trust Account.

Pursuant to the Spring Valley Articles, if Spring Valley does not consummate an initial business combination by the Spring Valley Deadline Date, Spring Valley will be required to dissolve and liquidate the Trust Account by returning the then remaining funds in such account to the Spring Valley Public Shareholders and all of Spring Valley’s warrants will expire worthless.

Any request for redemption, once made by a holder of Public Shares, may be withdrawn at any time up to the time the vote is taken with respect to the Business Combination Proposal at the Spring Valley Shareholders’ Meeting or thereafter with Spring Valley’s consent until the consummation of the Business Combination. If you deliver your shares for redemption to Continental, Spring Valley’s Transfer Agent, and later decide prior to the Spring Valley Shareholders’ Meeting not to elect redemption, you may request that Continental, Spring Valley’s Transfer Agent, return the shares (physically or electronically) to you. You may make such request by contacting Continental, Spring Valley’s Transfer Agent, at the phone number or address listed herein.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Founder Shares

Earlier of: (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees).

Sponsor Christopher Sorrells Jeff Schramm Robert Kaplan Richard Thompson David Buzby Debora Frodl

Transfers permitted (a) (i) our Sponsor’s members, (ii) the directors or officers of Spring Valley, our Sponsor, our Sponsor’s members, (iii) any affiliates or family members of the directors or officers of Spring Valley, our Sponsor, our Sponsor’s members, (iv) any members or partners of our Sponsor, our Sponsor’s members, or their respective affiliates, or any affiliates of our Sponsor, our Sponsor’s members, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our Sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination

Private Placement Warrants (and Underlying Class A Ordinary Shares)	30 days after the completion of our initial business combination	Sponsor	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Christopher Sorrells	Spring Valley II	SPAC	Chairman and CEO
	Spring Valley IV	SPAC	Chairman and CEO

Jeff Schramm	Spring Valley IV	SPAC	Chief Financial Officer

Robert Kaplan	Spring Valley II	SPAC	Chief Financial Officer
	Spring Valley IV	SPAC	Chief Operating Officer and Head of Business Development

David Buzby	Spring Valley II	SPAC	Director
	Spring Valley IV	SPAC	Director
	Stem, Inc.	Energy storage/grid services	Chairman
	Wondrwall Holdco Ltd.	Software	Chairman

Richard Thompson	Spring Valley II	SPAC	Director
	Spring Valley IV	SPAC	Director

Debora Frodl	ITC Holdings Corp.	Energy	Director
	Greenbelt Capital Partners	Private equity investments	Operating Partner
	Spring Valley IV	SPAC	Director